Document and Entity Information	Aug. 31, 2021
Risk/Return:
Registrant Name	VOYAGEUR INSURED FUNDS
Registrant CIK	0000809064
SEC Form	485BPOS
Period end date	Aug. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false